Sound Mind Investing Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS — 37.56% Shares Fair Value
Energy Select Sector SPDR® Fund 5,260 $ 473,032
Invesco S&P Ultra Dividend Revenue ETF 233,660 10,881,546
iShares S&P 500® Value ETF 146,180 22,684,212
iShares U.S. Aerospace & Defense ETF 4,050 464,414
SPDR® Bloomberg 1-3 Month T-Bill ETF 85,430 7,836,494
SPDR® S&P Oil & Gas Equipment & Services ETF 6,200 542,934
Total Exchange-Traded Funds Cost ($41,335,957) 42,882,632
MUTUAL FUNDS — 0.24%
Akre Focus Fund, Institutional Class 101 5,266
AllianzGI Dividend Value Fund 200 2,154
AllianzGI NFJ Small-Cap Value Fund 162 2,482
American Century Equity Income Fund, Investor Class 100 895
American Century International Opportunities Fund, Institutional Class
(a)
360 3,298
AMG Yacktman Focused Fund, Institutional Class 100 1,923
AMG Yacktman Fund, Institutional Class 100 2,240
Artisan International Small Cap Fund, Investor Class
(a)
100 1,669
Artisan International Value Fund, Investor Class 150 6,300
Artisan Mid Cap Value Fund, Investor Class 279 4,765
Artisan Small Cap Fund, Investor Class 125 3,995
BlackRock International Opportunities Portfolio, Institutional Class 100 3,316
BNY Mellon Opportunistic Small Cap Fund, Investor Class 100 3,104
Bridgeway Ultra-Small Company Market Fund, Class N 100 1,163
Buffalo Small Cap Fund, Inc., Investor Class
(a)
150 2,210
Champlain Small Company Fund, Institutional Class 100 2,145
Chartwell Small Cap Value Fund 118 2,253
Columbia Acorn Fund, Institutional Class
(a)
137 1,347
Columbia Acorn International, Institutional Class
(a)
100 2,368
Columbia Contrarian Core Fund, Institutional Class 91 2,398
Columbia Small Cap Growth Fund I, Institutional Class
(a)
100 2,017
Davis Opportunity Fund, Class Y 100 3,889
Delaware Select Growth Fund, Institu tional Class
(a)
100 2,330
Delaware Small Cap Value Fund, Institutional Class 100 7,452
Delaware Value Fund, Institutional Class 144 2,742
DFA International Small Cap Value Portfolio, Institutional Class 100 2,038
DFA International Small Company Portfolio, Institutional Class 100 1,886
DFA U.S. Small Cap Value Portfolio, Institutional Class 100 4,268
Fidelity Mid-Cap Stock Fund 150 6,014
Fidelity Small Cap Discovery Fund 100 2,530
Fidelity Small Cap Stock Fund 150 2,382
Fidelity Small Cap Value Fund 150 2,933
Franklin Small Cap Value Fund, Advisor Class 100 5,849
Hartford International Opportunities Fund (The), Class Y 248 4,398
Heartland Value Fund 100 4,421
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class 100 1,884
Hennessy Focus Fund, Investor Class 50 2,506
Invesco American Value Fund, Class Y 141 4,423
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 100 4,179

Sound Mind Investing Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
MUTUAL FUNDS — 0.24% - continued
Janus Henderson Contrarian Fund, Class T 100 $ 2,529
Janus Henderson Mid Cap Value Fund, Class T 200 3,210
Janus Henderson Overseas Fund, Class T 100 4,313
Janus Henderson Venture Fund, Class T 100 7,664
JOHCM International Select Fund, Institutional Class 100 2,164
JPMorgan Mid Cap Value Fund, Institutional Class 100 3,678
JPMorgan Small Cap Equity Fund, Select Class 100 5,529
JPMorgan Small Cap Growth Fund, Class L
(a)
100 1,897
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class 100 3,108
Longleaf Partners Fund 150 3,156
Longleaf Partners International Fund 150 2,333
Longleaf Partners Small-Cap Fund 100 2,337
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(a)
100 2,417
Miller Opportunity Trust, Institutional Class 100 2,904
Morgan Stanley Discovery Portfolio, Institutional Class
(a)
100 1,210
Morgan Stanley Growth Portfolio, Institutional Class
(a)
100 3,013
Neuberger Berman Genesis Fund, Institutional Class 100 5,907
Nicholas Fund, Inc.
(a)
50 3,687
Oakmark International Fund, Investor Class 150 3,923
Oakmark International Small Cap Fund, Institutional Class 150 2,739
Oakmark Select Fund, Institutional Class 150 8,539
PRIMECAP Odyssey Aggressive Growth Fund
(a)
100 4,058
Principal SmallCap Growth Fund I, Institutional Class
(a)
200 2,646
Prudential Jennison International Opportunities, Class Z 185 4,832
Royce Micro-Cap Fund, Investment Class 106 1,155
Royce Opportunity Fund, Investment Class 318 4,761
Royce Premier Fund, Investment Class 300 3,378
Royce Special Equity Fund, Institutional Class 150 2,502
T. Rowe Price International Discovery Fund, Investor Class 75 4,634
T. Rowe Price Mid-Cap Growth Fund, Investor Class 50 4,796
T. Rowe Price New Horizons Fund, Investor Class 100 5,082
T. Rowe Price Small-Cap Value Fund, Investor Class 100 5,248
Thornburg Value Fund, Institutional Class 100 6,637
TIAA-CREF International Equity Fund, Institutional Class 100 1,225
Touchstone Sands Capital Select Growth Fund, Class Y
(a)
100 1,094
Tweedy Browne International Value Fund 150 4,046
Vanguard Strategic Equity Fund, Investor Class 100 3,347
Victory RS Small Cap Growth Fund, Class Y 100 5,154
Wasatch International Growth Fund, Investor Class
(a)
150 3,609
Wasatch Micro Cap Fund, Investor Class
(a)
100 632
Total Mutual Funds Cost ($227,174) 268,525
MONEY MARKET FUNDS - 62.09%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.24%
(b) (c)
70,890,625 70,890,625
Total Money Market Funds (Cost $70,890,625) 70,890,625

Sound Mind Investing Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
Total Investments — 99.89% (Cost $112,453,756) $ 114,041,782
Other Assets in Excess of Liabilities — 0.11% 129,134
NET ASSETS — 100.00% $ 114,170,916
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.
(c) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of January 31, 2023, the percentage of net assets invested in Fidelity Investments Money Market Government Portfolio were 62.09% of the Fund.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

SMI Dynamic Allocation Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS — 34.45% Shares Fair Value
iShares MSCI EAFE ETF
(a)
426,360 $ 30,506,058
Total Exchange-Traded Funds Cost ($28,641,746) 30,506,058
MUTUAL FUNDS — 4.63%
Gold Bullion Strategy Fund (The), Investor Class
(b)
183,604 4,105,380
Total Mutual Funds (Cost $4,300,000) 4,105,380
CLOSED END FUNDS — 25.92%
Sprott Physical Gold Trust
(a) (b)
1,536,990 22,962,631
Total Closed End Funds Cost ($22,662,255) 22,962,631
MONEY MARKET FUNDS - 34.96%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.24%
(a) (c)
30,966,291 30,966,291
Total Money Market Funds (Cost $30,966,291) 30,966,291
Total Investments — 99.96% (Cost $86,570,292) 88,540,360
Other Assets in Excess of Liabilities — 0.04% 36,510
NET ASSETS — 100.00% $ 88,576,870
(a) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of January 31, 2023, the percentage of net assets invested in iShares MSCI EAFE ETF, Sprott Physical Gold Trust and Fidelity Investments Money
Market Government Portfolio were 34.45%, 25.92% and 34.96% of the Fund, respectively.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of January 31, 2023.
ETF - Exchange-Traded Fund

SMI Multi-Strategy Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS — 39.45% Shares Fair Value
Energy Select Sector SPDR® Fund 32,090 $ 2,885,854
Invesco S&P Ultra Dividend Revenue ETF 53,860 2,508,260
iShares MSCI EAFE ETF 138,580 9,915,399
iShares S&P 500® Value ETF 32,050 4,973,519
iShares U.S. Aerospace & Defense ETF 6,070 696,047
SPDR® Bloomberg 1-3 Month T-Bill ETF 13,200 1,210,836
SPDR® S&P Oil & Gas Equipment & Services ETF 9,060 793,384
Total Exchange-Traded Funds Cost ($21,348,325) 22,983,299
MUTUAL FUNDS — 1.32%
AMG Yacktman Focused Fund, Institutional Class 100 1,923
Fidelity Select Energy Portfolio 12,853 752,657
Invesco International Small-Mid Company Fund, Class Y 100 4,179
Longleaf Partners International Fund 150 2,333
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(a)
100 2,417
Miller Opportunity Trust, Institutional Class 100 2,904
Morgan Stanley Discovery Portfolio, Institutional Class
(a)
100 1,210
Oakmark International Fund, Investor Class 50 1,308
Wasatch International Growth Fund, Investor Class
(a)
100 2,406
Total Mutual Funds Cost ($560,423) 771,337
CLOSED END FUNDS — 17.11%
Sprott Physical Gold Trust
(a)
667,452 9,971,733
Total Closed End Funds Cost ($9,972,044) 9,971,733
MONEY MARKET FUNDS - 42.03%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.24%
(b) (c)
24,495,488 24,495,488
Total Money Market Funds (Cost $24,495,488) 24,495,488
Total Investments — 99.91% (Cost $56,376,280) 58,221,857
Other Assets in Excess of Liabilities — 0.09% 54,428
NET ASSETS — 100.00% $ 58,276,285
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.
(c) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of January 31, 2023, the percentage of net assets invested in Fidelity Investments Money Market Government Portfolio were 42.03 % of the Fund.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt